CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 55,532	$ 49,227
Restricted cash	2,593	3,520
Accounts and notes receivable, net of provision for doubtful accounts of $1,822 and $2,172 as of December 31, 2011 and 2012, respectively	24,564	17,895
Amounts due from related parties, net of provision for doubtful accounts of nil and $1,749 as of December 31, 2011 and 2012, respectively	4,225	4,831
Inventories, net	11,362	18,734
Prepayments and other current assets, net of provision for doubtful accounts of $162 and $144 as of December 31, 2011 and 2012, respectively	4,809	4,057
Deferred tax assets	418	356
Total current assets	103,503	98,620
Investments in unconsolidated affiliates, at cost	2	1,520
Investment in an equity investee	4,218
Property, equipment and software, net	20,457	14,266
Land use rights	14,774	21,488
Deferred tax assets-noncurrent	169	112
Other assets	1,371	1,291
Total assets	144,494	137,297
Current liabilities:
Accounts payable	7,281	9,280
Notes payable		1,013
Amounts due to related parties	2,184	963
Taxes payable	2,318	1,209
Advances from customers	222	1,916
Accrued expenses and other current liabilities	14,750	8,333
Deferred government grant	12,476	5,910
Total current liabilities	39,231	28,624
Deferred tax liabilities	23	33
Product warranty	466	300
Long-term bank loan	4,773
Other long-term liabilities	4,772
Total liabilities	49,265	28,957
Equity:
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized, 148,545,296 issued and 139,953,296 shares outstanding as of December 31, 2011 and 149,015,040 shares issued and 116,599,856 shares outstanding as of December 31, 2012	15	15
Additional paid-in capital	161,017	158,879
Treasury stock at cost, 8,592,000 shares as of December 31, 2011 and 32,415,184 shares as of December 31, 2012	(13,886)	(6,490)
Accumulated other comprehensive income	11,394	12,850
Accumulated deficit	(83,249)	(82,630)
Statutory reserve	2,782	2,782
Total shareholders' equity attributable to Vimicro International Corporation	78,073	85,406
Noncontrolling interests	17,156	22,934
Total equity	95,229	108,340
Total liabilities and equity	$ 144,494	$ 137,297